CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net investment income (1)	[1]	$ 318.0	$ 275.7	$ 188.1
Realized and unrealized investment losses		(102.1)	(61.4)	(182.6)
General and administrative expenses		405.9	354.5	386.5
Management Consulting Agreement
General and administrative expenses		5.0	5.0	5.0
Asset Management Arrangement
Net investment income (1)		9.2	9.4	4.9
Apollo, Class A & B Notes
Realized and unrealized investment losses		2.5	8.7	(0.4)
Management Consulting Agreement
Net investment income (1)		$ 15.2	$ 19.6	$ 3.1

[1]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).